Warrants - fair value of warrants (Details) - USD ($)	3 Months Ended		6 Months Ended		11 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Changes in the fair value of warrants	$ 959,000		$ 3,605,000		$ 10,571,000
Evolv Technologies Holdings, Inc.
Class of Warrant or Right [Line Items]
Changes in the fair value of warrants	$ 185,000	$ 0	$ 921,000	$ 0